INCOME TAXES - Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Non-capital losses | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	$ 23,830
Tax basis of mining interests | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	218,366
Tax basis of mining interests | Australia
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	6,303
Tax basis of plant and equipment | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	213,646
Tax basis of plant and equipment | Australia
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	$ 62,736